UNION STREET PARTNERS VALUE FUND

Schedule of Investments

December 31, 2024 (unaudited)

		Shares	Value
99.69%	COMMON STOCK
12.50%	COMMUNICATION SERVICES
	Meta Platforms, Inc.	11,850	$6,938,294
	The Walt Disney Co.	25,000	2,783,750
			9,722,044
10.85% CONSUMER DISCRETIONARY
Home Depot, Inc.	5,750	2,236,692
LVMH Moët Hennessy - Louis Vuitton SE	15,000	1,960,350
NIKE, Inc.	37,500	2,837,625
Starbucks Corp.	15,400	1,405,250
		8,439,917
10.66% CONSUMER STAPLES
Diageo plc ADR	27,050	3,438,866
Dollar Tree, Inc.(A)	43,850	3,286,119
Target Corp.	11,600	1,568,088
		8,293,073
8.47% ENERGY
Chevron Corp.	14,000	2,027,760
Exxon Mobil Corp.	24,700	2,656,979
Schlumberger Ltd.	49,500	1,897,830
		6,582,569
14.57% FINANCIALS
Bank of America Corp.	52,350	2,300,782
Goldman Sachs Group, Inc.	5,300	3,034,886
JPMorgan Chase & Co.	25,000	5,992,750
		11,328,418
5.68% HEALTH CARE
CVS Health Corp.	22,000	987,580
Johnson & Johnson	14,500	2,096,990
Merck & Company, Inc.	13,420	1,335,022
		4,419,592

UNION STREET PARTNERS VALUE FUND

Schedule of Investments

December 31, 2024 (unaudited)

	Shares	Value
7.61% INDUSTRIALS
The Boeing Co.(A)	14,200	$2,513,400
FedEx Corp.	12,100	3,404,093
		5,917,493
21.63% INFORMATION TECHNOLOGY
Apple, Inc.	29,250	7,324,785
Intel Corp.(A)	61,300	1,229,065
Microsoft Corp.	19,620	8,269,830
		16,823,680
3.74%	REAL ESTATE
	Simon Property Group, Inc. REIT	16,900	2,910,349
3.98%	UTILITIES
	PG&E Corp.	153,500	3,097,630
99.69%	TOTAL COMMON STOCK		77,534,765
0.25%	MONEY MARKET FUND
	Fidelity Government Portfolio 4.380%(B)	189,691	189,691
99.94%	TOTAL INVESTMENTS		77,724,456
0.06%	Other assets, net of liabilities		47,941
100.00%	NET ASSETS		$77,772,397
	(A)Non-income producing

	(B)Effective 7 day yield as of December 31,2024

ADR - Security represented is held by the custodian in the form of American Depositary Receipts.

REIT - Real Estate Investment Trust.

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurementsfor disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of December 31, 2024:

	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
COMMON STOCK		$77,534,765		$77,534,765
MONEY MARKET FUND		$189,691		$189,691
TOTAL INVESTMENTS		$77,724,456		$77,724,456

The cost of investments for Federal income tax purposes has been estimated a/o December 31, 2024 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $36,126,782, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$42,381,818
Gross unrealized depreciation	(784,144)
Net unrealized appreciation	$41,597,674